Long-Term Prepayments, Deposits and Other Non-Current Assets (Details)						12 Months Ended
	May 30, 2027 USD ($)	Dec. 30, 2026 CNY (¥)	Nov. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jan. 30, 2023 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 22, 2017 CNY (¥)
Long-Term Prepayments, Deposits and Other Non-Current Assets [Line Items]]
Investment committee deposits amount | $					$ 60,000,000
Investment in installments | $				$ 6,000,000
Refunds received | $				$ 5,000,000
Security deposit | ¥							¥ 2,500,000
Contractual consideration | ¥						¥ 170,000,000
Prepayment for acquisition | ¥						35,000,000
Forecast [Member]
Long-Term Prepayments, Deposits and Other Non-Current Assets [Line Items]]
Remaining installments amount | $	$ 54,000,000
Outstanding balance refund | $	$ 55,000,000
Haixia Home Management [Member]
Long-Term Prepayments, Deposits and Other Non-Current Assets [Line Items]]
Initial payment installments | ¥						¥ 35,000,000
Haixia Home Management [Member] | Forecast [Member]
Long-Term Prepayments, Deposits and Other Non-Current Assets [Line Items]]
Initial payment installments | ¥		¥ 80,000,000	¥ 55,000,000